Related party transactions - Directors remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	£ 10	£ 10	£ 10
Annual incentive plan	0	10	10
Non-Executive Directors' fees	1	1	1
Post employment benefits	2	3	2
Directors
Disclosure of transactions between related parties [line items]
Salaries and short-term employee benefits	2	2	2
Annual incentive plan	0	2	3
Non-Executive Directors' fees	1	1	1
Share option exercises	0	2	0
Shares vesting	11	13	1
Post employment benefits	1	1	1
Directors remuneration	£ 15	£ 21	£ 8